Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000042685
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway Emerging Markets Fund, Institutional Class
Account Value	$ 1,000,000	$ 1,505,789	$ 1,149,286	$ 979,618	$ 1,368,075	$ 1,158,783	$ 1,055,480	$ 1,112,798	$ 1,150,127	$ 919,514	$ 830,635
C000042684
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway Emerging Markets Fund, Investor Class
Account Value	$ 10,000	14,706	11,263	9,605	13,458	11,427	10,431	11,017	11,417	9,155	8,283
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 1,000,000	1,483,696	1,177,049	1,053,766	1,465,888	1,240,132	1,121,897	1,144,985	1,154,357	942,644	807,173
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 10,000	14,837	11,770	10,538	14,659	12,401	11,219	11,450	11,544	9,426	8,072
MSCI Emerging Markets Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Gross) (USD)
Account Value	$ 1,000,000	1,540,312	1,217,277	1,085,249	1,503,162	1,267,600	1,142,913	1,161,908	1,167,067	949,566	810,164
MSCI Emerging Markets Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Gross) (USD)
Account Value	$ 10,000	$ 15,403	$ 12,173	$ 10,852	$ 15,032	$ 12,676	$ 11,429	$ 11,619	$ 11,671	$ 9,496	$ 8,102